Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule Of Components Of Debt

	June 30, 2022	December 31, 2021
Term loan balance	$74,000	$77,000
Less unamortized loan origination costs	(3,750)	(3,334)
Total borrowed	70,250	76,666
Less short-term loan balance	(23,540)	(22,666)
Long-term loan balance	$46,710	$51,000

	As of December 31,
	2021	2020
Term loan balance	$77,000	$48,524
Less unamortized loan origination costs	(3,334)	(820)
Total borrowed	73,666	47,704
Less short-term loan balance	(22,666)	(680)
Long-term loan balance	$51,000	$47,024

Schedule of Maturities of Long-term Debt

Fiscal Years Ending December 31,
2022	$23,000
2023	6,000
2024	45,000
Long-Term Debt	$74,000

Schedule of Maturities of Long-term Debt
Fiscal Years Ending December 31,
2022	$26,000
2023	6,000
2024	45,000
Total	$77,000